Asset held for sale (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Disclosure of Long Lived Assets Held-for-sale

(In millions of U.S. dollars)	December 31, 2016	December 31, 2015
Opening balance	128.4	—
West Rigel newbuild investment, classified as held for sale	—	210.4
Loss on disposal	—	(82.0)
Closing balance at the end of the period	128.4	128.4